7. SENIOR DEBT (Details) - Senior Debt Obligations - Wells Fargo Preferred Capital, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility, Initiation Date	Sep. 11, 2009
Line of Credit Facility, Borrowing Capacity, Description	As amended to date, the credit agreement provides for borrowings and reborrowing’s of up to $200.0 million, subject to certain limitations, and all borrowings are secured by the finance receivables of the Company
Line of Credit Facility, Maximum Borrowing Capacity	$ 200.0
Line of Credit Facility, Covenant Terms	The credit agreement contains covenants customary for financing transactions of this type.
Line of Credit Facility, Current Borrowing Capacity	$ 88.7	$ 46.8
Line of Credit Facility, Interest Rate During Period	4.45%	5.74%
Line of Credit Facility, Commitment Fee Description	Available but unborrowed amounts under the credit agreement are subject to a periodic unused line fee of .50%
Line of Credit Facility, Interest Rate Description	The interest rate under the credit agreement is equivalent to the greater of (a) .75% per annum plus the Applicable Margin or (b) the one month London Interbank Offered Rate (the “LIBOR Rate”) plus the Applicable Margin. The LIBOR Rate is adjusted on the first day of each calendar month based upon the LIBOR Rate as of the last day of the preceding calendar month.
Line of Credit Facility, Expiration Date	Feb. 28, 2022